Consolidated Balance Sheets (Parenthetical) - Yingxi Industrial Chain Group Co Ltd [Member] - $ / shares	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value	$ 0.0004	$ 0.0004	$ 0.0004
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	250,000,000	250,000,000	250,000,000
Common stock, shares outstanding	250,000,000	250,000,000	250,000,000